CONTRACTUAL TRANSMISSION ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACTUAL TRANSMISSION ASSETS
Schedule of movements in transmission concessions classified as contractual assets

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance on December 31, 2022	24,763,617	18,860,799	10,773,184	6,654,610	61,052,210
Additions resulting from acquisitions	1,049,923	—	—	—	1,049,923
Construction revenue	1,249,585	709,311	642,678	359,218	2,960,792
Financial income	2,931,600	2,201,144	1,271,975	731,361	7,136,080
Regulatory remeasurements - Transmission	—	184	(350)	(11,978)	(12,144)
Transfers	—	—	—	(21,778)	(21,778)
Amortization	(4,822,141)	(3,313,874)	(1,797,801)	(1,018,929)	(10,952,745)
Balance on December 31, 2023	25,172,584	18,457,564	10,889,686	6,692,504	61,212,338

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance on December 31, 2021	24,494,418	18,128,156	10,607,255	6,285,139	59,514,968
Construction revenue	480,112	605,344	143,735	265,116	1,494,307
Financial income	3,252,503	2,403,532	1,399,382	845,839	7,901,256
Regulatory remeasurements - Transmission	19,874	228,155	21,890	95,259	365,178
Transfers	—	—	—	20,762	20,762
Amortization	(3,483,290)	(2,504,388)	(1,399,078)	(857,505)	(8,244,261)
Balance on December 31, 2022	24,763,617	18,860,799	10,773,184	6,654,610	61,052,210